Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Liabilities

	JPY (millions) As of March 31
	2023	2024
Accrued expenses	¥531,891	¥627,659
Deferred income	32,103	30,015
Other	68,083	42,439
Total	¥632,078	¥700,112
Non-current	¥65,389	¥80,938
Current	¥566,689	¥619,174